Net Income Per Share	12 Months Ended
Dec. 31, 2014
Net Income Per Share
Net Income Per Share

12.  Net Income Per Share

The following table is a reconciliation of the net income and share amounts used in the calculation of basic net income per share and diluted net income per share:

	Year Ended December 31,
	2012	2013	2014
	RMB except share amounts and per share amounts
Net income attributable to ordinary shareholders — basic and diluted	75,636	39,550	37,954

Weighted average ordinary shares outstanding — basic	104,115,531	104,996,276	106,603,255
Options	924,879	983,097	1,358,453
Weighted average ordinary shares outstanding — diluted	105,040,410	105,979,373	107,961,708
Net income per share — basic	0.73	0.38	0.36
Net income per share — diluted	0.72	0.37	0.35

For the years ended December 31, 2012, 2013 and 2014, nil, nil and 142,788 shares issuable upon the assumed exercise of options or vesting of restricted shares were not included in the computation of diluted earnings per share as their effects would have been anti-dilutive, respectively.